SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 20 – Subsequent Events

Mr. Glashow, a director of the Company since 2017, was appointed to serve as President and Chief Operating Officer commencing on March 1, 2019. The Company and Mr. Mr. Glashow entered into a two-year employment agreement and Mr. Glashow commenced serving as the Company’s President and Chief Operating Officer. Under the agreement, Mr. Glashow is entitled to receive an annual salary of $175,000. Further, he is entitled to receive a performance bonus equal to 1% of our annual EBITDA, and annual restricted stock awards in an amount equal to 1% of our annual EBITDA. Additionally, Mr. Glashow is entitled to a one-time signing bonus of 500,000 shares of our restricted common stock, half of which shall vest on March 1, 2020, and half of which shall vest on March 1, 2021.

Effective March 1, 2019, the Company executed a redemption notice with respect to two of the convertible notes payable to redeem all outstanding principal, accrued interest and redemption premiums thereunder. The total amount due to the note holder is $964,788, which includes $250,000 in principal, $62,500 in redemption premium and $2,630 in accrued interest for one note, and $500,000 in principal, $125,000 in redemption premium and $24,658 in accrued interest for the other note.

On March 11, 2019, the Company, through its wholly-owned subsidiary, CLS Massachusetts, Inc., entered into a membership interest purchase agreement with CannAssist, LLC. Pursuant to the terms of the Purchase Agreement, CLS Massachusetts agreed to purchase 80% of the membership interests in CannAssist for a purchase price of $25 million, which will be utilized to fund the build-out of CannAssist’s recreational cannabis grow facility at its leased premises and for initial working capital.

NOTE 16 – SUBSEQUENT EVENTS

On June 12, 2018, the Company received a conversion notice from a note holder requesting the conversion of $550,000 in principal and $15,000 of accrued interest into 1,808,000 shares of common stock.

On June 20, 2018, the Company executed an agency agreement with Canaccord Genuity Corp. and closed on a private offering of its special warrants for aggregate gross proceeds of CD$13,037,859 (USD$9,988,173).  In connection therewith, the Company also entered into a special warrant indenture and a warrant indenture with Odyssey Trust Company, as special warrant agent and warrant agent.

Pursuant to the offering, the Company issued 28,973,019 special warrants at a price of CD$0.45 (USA$0.34) per special warrant.  Each special warrant is automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that is five business days following the date on which the Company obtains a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which is intended to be no later than August 31, 2018, and (ii) the date that is four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.

Upon exercise of the special warrants, each unit shall consist of one share of the Company's common stock and one warrant to purchase one share of common stock.  Each warrant will be exercisable at a price of CD$0.65 for three years after the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events.  If the Company has not received a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 19, 2018, the unexercised special warrant will thereafter generally entitle the holder to receive 1.1 units instead of one unit of the Company.

In connection with the offering, the Company paid a cash commission equal to CD$1,043,028 (USD$799,053), a corporate finance fee equal to 1,448,651 special warrants, and 2,317,842 compensation warrants. Each compensation warrant entitles the holder thereof to acquire one unit at a price of CD$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events.

On June 27, 2018, the Company closed on the purchase of the remaining 90% of the membership interests of Alternative Solutions and its three operating subsidiaries (the “Oasis LLCs”).  The closing occurred pursuant to the Acquisition Agreement dated December 4, 2017, as amended.  On such date, the Company made the payments to indirectly acquire the remaining 90% of the Oasis LLCs, which were equal to cash in the amount of $6,200,000, a $4.0 million promissory note due in December 2019 (the “Oasis Note”), and 22,058,823 shares of its common stock. The Oasis Note bears interest at the rate of 6% per annum.  The Oasis Note may be prepaid at any time without penalty.  The Oasis Note is secured by all of the membership interests in Alternative Solutions and the Oasis LLCs and by the assets of the Oasis LLCs.  The Company also applied for regulatory approval to own the additional 90% in membership interests in the Oasis LLCs, which it expects to receive in due course.  The change of ownership in the Oasis LLCs to the Company will be recorded upon receipt of such regulatory approvals.

On July 24, 2018, the Company awarded Star Associates, LLC, a limited liability company owned by Andrew Glashow, a director of the Company, a cash payment in the amount of $250,000 and 700,000 restricted shares of the Company’s common stock in recognition of Mr. Glashow’s efforts, through Star Associates, in successfully assisting the Company in negotiating and obtaining the financing necessary to acquire Alternative Solutions, LLC.

On July 24, 2018, the Company and Mr. David Lamadrid, its President and Chief Financial Officer, mutually agreed to terminate the employment agreement dated December 1, 2017 between the Company and Mr. Lamadrid (the "Employment Agreement") effective July 13, 2018.  Mr. Lamadrid resigned as President and Chief Financial Officer effective as of July 13, 2018. The parties further agreed that neither party would have any further obligations under the Employment Agreement after such date.  The Company also agreed to release Mr. Lamadrid from his non-competition obligations under the Confidentiality, Non-Compete and Property Rights Agreement dated November 30, 2017 between the parties (the "Confidentiality Agreement").  The balance of the terms of the Confidentiality Agreement remain in full force and effect.

On July 27, 2018, the Company announced the appointment of Frank J. Tarantino as its Chief Financial Officer, effective August 1, 2018. In connection with his employment, the Company awarded Mr. Tarantino 25,000 shares of restricted common stock, which vests four months after the date he commenced his employment with the Company.

Mr. Benjamin Sillitoe was appointed to serve as the Chief Executive Officer of CLS Nevada, Inc. commencing on July 1, 2018. On July 31, 2018, CLS Nevada, Inc. and Mr. Sillitoe entered into a one-year employment agreement. Under the agreement, Mr. Sillitoe is entitled to receive an annual salary of $150,000. Further, he is entitled to receive a performance bonus equal to 2% of CLS Nevada, Inc.’s annual EBITDA, and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of CLS Nevada, Inc.’s annual EBITDA. Additionally, Mr. Sillitoe is entitled to a one-time signing bonus of 500,000 shares of restricted common stock of the Company, which shall become fully vested one year from the effective date of this agreement assuming Mr. Sillitoe remains employed by the Company on such date. Effective July 1, 2018, and in connection with the employment agreement, Mr. Sillitoe and the Company entered into a Confidentiality, Non-Compete and Proprietary Rights Agreement. Pursuant thereto, Mr. Sillitoe agreed (i) not to compete with the Company or CLS Nevada, Inc. during the term of his employment and, unless he is terminated without cause, for a period of one year thereafter, (ii) not to release or disclose the Company’s or CLS Nevada, Inc.’s confidential information, and (iii) to assign the rights to all work product to the CLS Nevada, Inc., among other terms.

Mr. Don Decatur was appointed to serve as CLS Nevada, Inc.’s Chief Operating Officer commencing on July 1, 2018.  CLS Nevada, Inc. and Mr.  Decatur entered into a one-year employment agreement on July 31, 2018.  Under the agreement, Mr. Decatur is entitled to receive an annual salary of $150,000.  Further, he is entitled to receive a performance bonus equal to 2% of CLS Nevada, Inc.’s annual EBITDA, and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of CLS Nevada, Inc.’s annual EBITDA.  Additionally, Mr. Decatur is entitled to a one-time signing bonus of 50,000 shares of restricted common stock of the Company, which shall become fully vested one year from the effective date of the agreement assuming Mr. Decatur remains employed by the Company on such date. Effective July 1, 2018, and in connection with the employment agreement, Mr. Decatur and the Company entered into a Confidentiality, Non-Compete and Proprietary Rights Agreement. Pursuant thereto, Mr. Decatur agreed (i) not to compete with the Company or CLS Nevada, Inc during the term of his employment and, unless he is terminated without cause, for a period of one year thereafter, (ii) not to release or disclose the Company’s or CLS Nevada, Inc.’s confidential information, and (iii) to assign the rights to all work product to CLS Nevada, Inc., among other terms.

Effective July 31, 2018, the Company, entered into a subscription agreement with Navy Capital Green International, Ltd., a British Virgin Islands limited company (“Navy Capital”), pursuant to which the Company agreed to sell to Navy Capital, for a purchase price of $3,000,000, 7,500,000 Units ($0.40 per unit), representing (i) 7,500,000 shares of the Company’s Common Stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of our Common Stock (the “Warrant Shares”) at an exercise price of $0.60 per share of Common Stock.  The closing occurred on August 6, 2018.  In the subscription agreement, the Company also agreed to file, on or before November 1, 2018, a registration statement with the SEC registering the shares of Common Stock and Warrant Shares issued to Navy Capital. If the Company fails to file the registration statement on or before that date, the Company must issue to Navy Capital an additional number of units equal to ten percent (10%) of the units originally subscribed for by Navy Capital (which will include additional warrants at the original exercise price). The warrant is exercisable from time to time, in whole or in part for three years. The warrant has anti-dilution provisions that provide for an adjustment to the exercise price in the event of a future sale of Common Stock at a lower price, subject to certain exceptions as set forth in the warrant. The warrant also provides that it is callable at any time after the bid price of the Company’s Common Stock exceeds 120% of the exercise price of the warrant for a period of 20 consecutive business days.

On August 6, 2018, the Company issued a convertible promissory note to Newcan, an entity owned by Frank Koretsky, a director of the Company, in the amount of $75,000.00 (the “Newcan Convertible Note 8”), to finalize the terms of repayment with respect to a certain loan made to the Company by Newcan on May 4, 2018. The Newcan Convertible Note 8 is unsecured and bears interest at the rate of 10% per annum. No payments are required until October 1, 2019, at which time all accrued interest becomes due and payable. Principal will be paid in eight equal quarterly installments, together with interest accrued thereon, beginning on January 1, 2020. The Notes may be prepaid by the Company with no penalty at any time upon thirty days written notice. The holder of the Newcan Convertible Note 9 may, at any time prior to payment or prepayment in full, convert all principal and accrued interest thereunder, in whole or in part, into securities of the Company. For each $0.40 converted, the holder will receive one share of the Company’s Common Stock.

Between August 8, 2018 and August 10, 2018, the Company entered into five subscription agreements, pursuant to which the Company sold, for an aggregate purchase price of $2,750,000, 6,875,000 Units ($0.40 per unit), representing (i) 6,875,000 shares of the Company’s Common Stock, and (ii) three-year warrants to purchase an aggregate of 6,875,000 shares of the Company’s Common Stock (the “Warrant Shares”) at an exercise price of $0.60 per share of Common Stock.  The subscription agreements require the Company to file, on or before November 1, 2018, a registration statement with the SEC registering the shares of Common Stock and Warrant Shares issued to the Navy Capital Investors. If the Company fails to file the registration statement on or before that date, the Company must issue to the Navy Capital Investors an additional number of units equal to ten percent (10%) of the units originally subscribed for by each Navy Capital Investor (which will include additional warrants at the original exercise price). The warrants are exercisable from time to time, in whole or in part for three years. The warrants have anti-dilution provisions that provide for an adjustment to the exercise price in the event of a future sale of Common Stock at a lower price, subject to certain exceptions as set forth in the warrant. The warrants also provide that they are callable at any time after the bid price of the Company’s Common Stock exceeds 120% of the exercise price of the warrants for a period of 20 consecutive business days.